Financial Instruments Fair Value Risk - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Assets	€ 64,806	€ 61,111	[1]	€ 62,058
Unlisted investments include of investment	35	14	[2]
Level 3 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Impact in income statement due to Level 3 instruments	(9)	272
Level 3 [member] | Unilever Ventures companies [Member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Unlisted investments include of investment	403	254
Level 3 [member] | Split-Dollar Life Insurance [Member] | Fair value [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Assets	€ 18	€ 17

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	Restated following adoption of IFRS 16. Operating lease prepayments for land that were previously reported within other non-current assets, have now been included within leased assets. See note1 and note 24 for further details.